UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     May 14, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     179890


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T Corp                   Com              001957109     1897    89043 SH        OTHER                  38174    50869        0
Abbott Laboratories            Com              002824100      222     4700 SH        OTHER                   3900      800        0
American Express Co            Com              025816109      341     8252 SH        OTHER                   4400     3852        0
American Home Products         Com              026609107      469     7980 SH        OTHER                   5060     2920        0
American Intl Group Inc        Com              026874107    11708   145446 SH        OTHER                  56200    89246        0
Amgen                          Com              031162100      460     7650 SH        OTHER                   5350     2300        0
AOL Time Warner Inc            Com              00184A105     1263    31450 SH        OTHER                  15260    16190        0
Bank America Corp Com          Com              060505104      286     5225 SH        SOLE                    4225     1000        0
Bellsouth Corp                 Com              079860102     1007    24602 SH        OTHER                  13546    11056        0
BP Amoco PLC                   Com              055622104      758    15285 SH        OTHER                  10569     4716        0
Bristol Meyers Squibb Company  Com              110122108     5079    85504 SH        OTHER                  32030    53474        0
Calpine Corp                   Com              131347106     1162    21100 SH        OTHER                   8900    12200        0
Chevron Corp                   Com              166751107     2231    25415 SH        OTHER                   9565    15850        0
Cisco Systems Inc              Com              17275R102     2071   131000 SH        OTHER                  77120    53880        0
Citigroup Inc                  Com              172967101     2550    56688 SH        OTHER                  31096    25592        0
Coca Cola CO                   Com              191216100     1624    35970 SH        OTHER                  11240    24730        0
Colgate Palmolive Co           Com              194162103     3070    55550 SH        OTHER                  35150    20400        0
Corning Inc                    Com              219350105      524    25320 SH        OTHER                   9275    16045        0
Disney Company                 Com              254687106     2303    80525 SH        OTHER                  28845    51680        0
Du Pont DE Nemours Ei CO       Com              263534109     3443    84600 SH        OTHER                  34080    50520        0
Duke Energy Corp               Com              264399106      312     7300 SH        OTHER                   3300     4000        0
EMC Corporation                Com              268648102      729    24800 SH        OTHER                  12170    12630        0
Energy East Corp               Com              29266M109      174    10012 SH        OTHER                   3352     6660        0
Enron Corp                     Com              293561106     3497    60196 SH        OTHER                  24030    36166        0
Exelon Corp                    Com              30161N101     1300    19821 SH        OTHER                  19221      600        0
Exxon Mobil Corp Com           Com              30231G102    10518   129855 SH        OTHER                  69945    59910        0
Federal National Mortgage      Com              313586109     3471    43600 SH        OTHER                  15020    28580        0
First Union Corp               Com              337358105     7252   219748 SH        OTHER                  55085   164663        0
Ford Motor Company             Com              345370860      204     7248 SH        OTHER                   4120     3128        0
General Electric Co            Com              369604103    18497   441886 SH        OTHER                 201926   239960        0
General Motors Corp            Com              370442105      261     5025 SH        OTHER                   2473     2552        0
Glaxo Smithkline PLC           Com              37733W105      365     6978 SH        OTHER                   6978        0        0
Harleysville National Corp     Com              412850109     4801   128016 SH        OTHER                  24462   103554        0
Harleysville Savings Financial Com              412865107      662    42208 SH        OTHER                  12991    29217        0
Hewlett Packard CO             Com              428236103      338    10800 SH        OTHER                   2800     8000        0
Home Depot Inc                 Com              437076102     1302    30200 SH        OTHER                  17900    12300        0
Intel Corp                     Com              458140100     4686   178100 SH        OTHER                  86090    92010        0
Intl Business Machines Corp    Com              459200101     5452    56688 SH        OTHER                  25018    31670        0
J P Morgan Chase & CO Com      Com              46625H100      661    14722 SH        OTHER                   6293     8429        0
Johnson & Johnson              Com              478160104     7967    91085 SH        OTHER                  34725    56360        0
Lucent Technologies Inc        Com              549463107     1376   138018 SH        OTHER                  53258    84760        0
Manulife Financial Corporation Com              56501R106      255     9669 SH        SOLE                     990     8679        0
MBNA Corporation               Com              55262L100      235     7087 SH        OTHER                   7087        0        0
McGraw Hill Inc                Com              580645109     2751    46120 SH        OTHER                  19020    27100        0
Mellon Financial Corp          Com              58551A108      435    10730 SH        OTHER                   5610     5120        0
Merck & Co Inc                 Com              589331107    10991   144810 SH        OTHER                  73835    70975        0
Microsoft Corporation          Com              594918104     7789   142430 SH        OTHER                  51675    90755        0
Morgan Stanley Dean Witter     Com              617446448     6573   122855 SH        OTHER                  53655    69200        0
National Penn Bancshares Inc   Com              637138108      366    15215 SH        OTHER                  15215        0        0
Nokia Corp Ads                 Com              654902204     1642    68400 SH        OTHER                  29600    38800        0
Oracle Systems Corporation     Com              68389X105      253    16860 SH        OTHER                   7250     9610        0
Pfizer Inc                     Com              717081103      348     8500 SH        OTHER                   5691     2809        0
PNC Bank Corp                  Com              693475105     1441    21274 SH        OTHER                  12651     8623        0
PPG Industries Inc             Com              693506107      309     6704 SH        OTHER                   6704        0        0
PPL Corporation                Com              69351T106     5068   115287 SH        OTHER                  82130    33157        0
Procter & Gamble CO            Com              742718109     4189    66922 SH        OTHER                  22412    44510        0
Progress Financial Corp        Com              743266108       81    11000 SH        SOLE                   11000        0        0
Public Service Enterprise Grp  Com              744573106     1222    28306 SH        OTHER                  27056     1250        0
Qwest Communications           Com              749121109      247     7051 SH        OTHER                   5341     1710        0
Royal Bancshares of PA         Com              780081105      149    10475 SH        SOLE                   10475        0        0
Royal Dutch Petroleum NY       Com              780257804      313     5650 SH        OTHER                   3950     1700        0
SBC Communications             Com              78387G103     2836    63546 SH        OTHER                  23576    39970        0
Schering-Plough Corp           Com              806605101      226     6200 SH        SOLE                    5890      310        0
Schlumberger Ltd               Com              806857108     1034    17940 SH        OTHER                   6590    11350        0
Sun Microsystems Inc           Com              866810104      678    44100 SH        OTHER                  25032    19068        0
Target Corp                    Com              87612E106     2326    64464 SH        OTHER                  36364    28100        0
TCPI Inc                       Com              87233W105        1    20000 SH        SOLE                   20000        0        0
Texaco Inc                     Com              881694103     2483    37400 SH        OTHER                   6150    31250        0
Thistle Group Holdings Company Com              88431E103      383    39000 SH        SOLE                   39000        0        0
Unitedhealth Group Inc         Com              91324P102      427     7200 SH        SOLE                    2700     4500        0
Verizon Communications         Com              92343V104     3411    69185 SH        OTHER                  29024    40161        0
Viacom Incorporated            Com              925524100      405     9100 SH        OTHER                   4800     4300        0
Wal-Mart Stores Inc            Com              931142103     2709    53650 SH        OTHER                  23450    30200        0
Walgreen CO                    Com              931422109     1329    32580 SH        OTHER                  14090    18490        0
Wells Fargo & Company New      Com              949746101      371     7500 SH        OTHER                   3510     3990        0
Worldcom Inc GA New            Com              98157D106      321    17181 SH        OTHER                  10107     7074        0
